Options - Schedule of Number and Weighted Average Exercise Prices of Share Unlisted Options (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance	$ 0.015
Average exercise price per share option, Closing balance	$ 0.008	$ 0.015
Number of options, Opening balance | shares	38,000,000
Number of options, Closing balance | shares	538,000,000	38,000,000
Lodge Corporate Pty Ltd [Member]
Statement Line Items [Line Items]
Number of options, granted during the year | shares	5,000,000
Employee Option Plan [Member]
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance	$ 0.015	$ 0.017
Average exercise price per share option, lapsed during the year	0.010	0.015
Average exercise price per share option, forfeited during the year		0.020
Average exercise price per share option, Lapse of unlisted options attached to convertible notes
Average exercise price per share option, Closing balance	$ 0.008	$ 0.015
Number of options, Opening balance | shares	38,000,000	55,102,778
Number of options, granted during the year | shares		16,000,000
Number of options, lapsed during the year | shares	(5,000,000)	(19,236,111)
Number of options, forfeited during the year | shares		(6,000,000)
Number of options, Lapse of unlisted options attached to convertible notes | shares		(20,366,667)
Number of options, Closing balance | shares	538,000,000	38,000,000
Employee Option Plan [Member] | Kentgrove Capital Pty Ltd [Member]
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance
Average exercise price per share option, granted during the year		$ 0.015
Average exercise price per share option, Closing balance
Number of options, granted during the year | shares		12,500,000
Employee Option Plan [Member] | Employees [Member]
Statement Line Items [Line Items]
Average exercise price per share option, Opening balance
Average exercise price per share option, granted during the year		$ 0.010
Average exercise price per share option, Closing balance
Number of options, granted during the year | shares		16,000,000
Employee Option Plan [Member] | Sub-Underwriters [Member]
Statement Line Items [Line Items]
Average exercise price per share option, granted during the year	$ 0.008
Number of options, granted during the year | shares	250,000,000
Employee Option Plan [Member] | Underwriters [Member]
Statement Line Items [Line Items]
Average exercise price per share option, granted during the year	$ 0.008
Number of options, granted during the year | shares	250,000,000
Employee Option Plan [Member] | Lodge Corporate Pty Ltd [Member]
Statement Line Items [Line Items]
Average exercise price per share option, granted during the year	$ 0.008
Number of options, granted during the year | shares	5,000,000